Commitments and Contingencies - Additional Information (Detail)	1 Months Ended			9 Months Ended		12 Months Ended
	Feb. 28, 2019	Oct. 31, 2018	May 31, 2018 ft²	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Area of office and laboratory space | ft²			35,000
Letter of credit secured by restricted cash						$ 500,000
Rent expense				$ 900,000	$ 500,000	$ 800,000	$ 400,000
Operating lease right-of-use asset				2,155,000
Operating lease liability				$ 2,285,000
Fremont, California
Loss Contingencies [Line Items]
Lease term expiration date	Sep. 30, 2019	Jun. 30, 2019		Sep. 30, 2019
Santa Clara, California
Loss Contingencies [Line Items]
Area of office and laboratory space | ft²			35,000
Letter of credit secured by restricted cash				$ 500,000
Lease term expiration date			Aug. 31, 2022
Lease commencement date			2018-09
Operating lease right-of-use asset				2,200,000
Operating lease liability				$ 2,200,000
Operating lease, remaining lease term				2 years 10 months
Germany
Loss Contingencies [Line Items]
Operating lease right-of-use asset				$ 47,000
Operating lease liability				$ 47,000
Operating lease, weighted average remaining lease term				8 months
Operating lease liability, weighted average incremental borrowing rate				6.93%